Cover	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	1-3187
Entity Registrant Name	CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC
Entity Central Index Key	0000048732
Entity Tax Identification Number	22-3865106
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.95% General Mortgage Bonds due 2033
Trading Symbol	n/a
Security Exchange Name	NYSE
Entity Emerging Growth Company	false